Other current assets	12 Months Ended
Dec. 31, 2024
Other Current Assets [Abstract]
Other current assets

11. Other current assets

	2024	2023
	€	€
Prepayments	5,747,025	4,959,889
Other assets	—	620,815
	5,747,025	5,580,704

Prepayments mainly relate to prepaid insurance, prepaid research and development expenses and rent.

Other assets per December 31, 2024 mainly consist of deferred transaction costs related to Group’s in-process equity financing (refer to note 13). The Company defers the transaction costs related to any in-process financing. Upon recognition of the equity instruments, the related transaction costs are deducted from share premium.